 PGOF-P6 04/26

PUTNAM ASSET ALLOCATION FUNDS

PUTNAM FUNDS TRUST

PUTNAM VARIABLE TRUST

SUPPLEMENT DATED APRIL 17, 2026 TO THE

SUMMARY PROSPECTUS (AS APPLICABLE), PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A

All changes described below are effective June 1, 2026.

I. The following replaces the reference to Jacqueline H. Kenney in the sections titled “Your fund’s management – Portfolio managers” and “Fund summary – Your fund’s management – Portfolio managers” in the Summary Prospectus and Prospectus, respectively, of each fund listed in Schedule A:

Laura Green, CFA

Portfolio Manager of Franklin Advisers and portfolio manager of the fund since June 2026.

II. The following replaces the reference to Jacqueline H. Kenney in the section titled “Who oversees and manages the fund? – Portfolio managers” in the Prospectus of each fund listed in Schedule A:

Laura Green, CFA Portfolio Manager of Franklin Advisers
Ms. Green has been a portfolio manager of the fund since June 2026. She joined Franklin Templeton in 2010.

III.  The following replaces references to Jacqueline H. Kenney in the table in the section titled “PORTFOLIO MANAGERS – Other Accounts Managed by the Portfolio Managers” in the SAI of each fund listed in Schedule A:

Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed (Millions)($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance Based (Millions) ($)
Laura Green*	Registered Investment Companies	17	14,034.50	None	None
	Other Pooled Investment Vehicles	28	6,781.40	None	None
	Other Accounts	246	5,219.30	2	81.1

*Information provided as of February 28, 2026.

IV. The following replaces references to Jacqueline H. Kenney in the table in the section titled “PORTFOLIO MANAGERS – Portfolio managers’ securities ownership” in the SAI of each fund, other than Putnam VT Global Asset Allocation Fund, listed in Schedule A:

Portfolio Managers	Dollar Range of Ownership of Securities ($)
Laura Green*	None

*Information provided as of March 31, 2026.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
Putnam Asset Allocation Funds
Putnam Dynamic Asset Allocation Balanced Fund	February 1, 2026
Putnam Dynamic Asset Allocation Conservative Fund	February 1, 2026

Putnam Dynamic Asset Allocation Growth Fund	February 1, 2026
Putnam Multi-Asset Income Fund	January 1, 2026

Putnam Funds Trust
Putnam Dynamic Asset Allocation Equity Fund	October 1, 2025

Putnam Variable Trust
Putnam VT Global Asset Allocation Fund	May 1, 2025

Shareholders should retain this Supplement for future reference.